Basis of presentation and summary of significant accounting policies (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2012 kilovolt MW mi project province state	Dec. 31, 2011 MW kilovolt project province state mi
Summary of significant accounting policies
Gross generating capacity of project (in MW)	3,397
Ownership interest in operational power generation projects (in MW)	2,141
Number of operational power generation projects	31	31
Number of states in which power generation projects operate	11	11
Number of provinces in which power generation projects operate	2	2
Length of electric transmission line located in California (in miles)	84	84
Capacity of electric transmission line located in California (in kilovolt)	500	500
Number of biomass projects under construction in Georgia	1	1
Generating capacity of biomass project under construction in Georgia (in MW)	53	53
Number of wind projects under construction in Oklahoma	1
Generating capacity of wind projects under construction in Oklahoma (in MW)	300